Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Ivy Funds VIP Money Market
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Funds VIP Money Market
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Funds VIP Money Market seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, to be of comparable quality. The Portfolio seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Portfolio maintains a dollar-weighted average maturity of 60 calendar days or less, and the Portfolio invests only in securities with a remaining maturity of not more than 397 calendar days or, for securities rated in the second highest rating category by the requisite NRSROs (or, if unrated, determined by WRIMCO to be of comparable quality to such securities), not more than 45 calendar days.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity and yield, and as well the industry sector of the issuer of the security.

		Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Amortized Cost Risk. In the event that the Board of Trustees (Board) determines that the extent of the deviation between the Portfolio’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Portfolio to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Portfolio shares or liquidating the Portfolio.
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially securities with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.
  Money Market Fund Regulatory Risk. As a money market fund, the Portfolio is subject to the specific rules governing money market funds and is subject to regulation by the Securities and Exchange Commission (SEC). Government agencies, including the SEC in particular, continue to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Portfolio.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek maximum current income consistent with stability of principal. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide current income consistent with maintaining liquidity and preservation of capital.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance, including its most recent 7-day yield.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.WADDELL
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 1.22% (the fourth quarter of 2006) and the lowest quarterly return was 0.00% (the third and fourth quarters of 2010, the first, second, third and fourth quarters of 2011 and the first, second, third and fourth quarters of 2012). As of December 31, 2012 the 7-day yield was 0.02%. Yields are computed by annualizing the average daily dividend per share during the time period for which the yield is presented.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	As of December 31, 2012 the 7-day yield was 0.02%. Yields are computed by annualizing the average daily dividend per share during the time period for which the yield is presented.
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
Ivy Funds VIP Money Market | Ivy Funds VIP Money Market
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
1 Year	rr_ExpenseExampleNoRedemptionYear01	48
3 Years	rr_ExpenseExampleNoRedemptionYear03	151
5 Years	rr_ExpenseExampleNoRedemptionYear05	263
10 Years	rr_ExpenseExampleNoRedemptionYear10	591
2003	rr_AnnualReturn2003	0.52%
2004	rr_AnnualReturn2004	0.70%
2005	rr_AnnualReturn2005	2.50%
2006	rr_AnnualReturn2006	4.32%
2007	rr_AnnualReturn2007	4.60%
2008	rr_AnnualReturn2008	2.18%
2009	rr_AnnualReturn2009	1.02%
2010	rr_AnnualReturn2010	0.08%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.66%
10 Years	rr_AverageAnnualReturnYear10	1.58%
Ivy Funds VIP Money Market | Lipper Variable Annuity Money Market Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.03%)
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	1.58%